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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

  For the monthly distribution period from October 1, 2007 to October 31, 2007

                   Commission File Number of issuing entity:
                                  333-131209-14

                           RASC Series 2007-KS1 Trust
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-131209

                    Residential Asset Securities Corporation
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                 New York                                         None
      (State or other jurisdiction of                      (I.R.S. Employer
   incorporation or organization of the                    Identification No.)
              issuing entity)

 c/o Residential Funding Company, LLC, as
              Master Servicer                                     55437
      8400 Normandale Lake Boulevard                              (Zip Code)
          Minneapolis, Minnesota 55437
(Address of principal executive offices of
              issuing entity)

                                    (952) 857-7000
                     (Telephone number, including area code)

                                     N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                      Name of
                                                                     exchange
                               Section      Section     Section     (If Section
                                 12(b)       12(g)       15(d)        12(b))
Home Equity Mortgage
Asset-Backed Pass-Through
Certificates,
Series 2007-KS1, in the
classes specified herein         [___]       [___]       [ X ]    ______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes X   No


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                      PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

      The response to Item 1 is set forth in part herein and in part in
Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RASC Series 2007-KS1 Home Equity Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated February 6, 2007, and related Prospectus dated December 6, 2006 (together, the "Prospectus"), of the RASC Series 2007-KS1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class M-1S, Class M-2S, Class M-3S, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8 and Class M-9 Certificates.

                         PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Nothing to report.

ITEM 8 - Other Information.

Nothing to report.


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ITEM 9 - Exhibits

      (a)   Documents filed as part of this report.

Exhibit 99.1      November 2007 Monthly Statement to Certificateholders

      (b)   Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1      Pooling and Servicing  Agreement dated as of January 1, 2007 by and among Residential Asset Securities Corporation, as depositor, Residential Funding Company, LLC, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.2      Assignment  and Assumption  Agreement,  dated as of February
            8, 2007, between Residential Funding Company, LLC and Residential Asset Securities Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.3      SB-AM  Swap  Confirmation,  dated as of  February  8,  2007, between U.S. Bank National Association, as supplemental interest trust trustee for the benefit of RASC Series 2007-KS1 Supplemental Interest Trust, acting on behalf of the Class SB Certificateholders, and U.S. Bank National Association, as supplemental interest trust trustee for the benefit of RASC Series 2007-KS1 Supplemental Interest Trust, acting on behalf of the Class A Certificateholders and the Class M Certificateholders (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.4      Swap  Confirmation,  dated as of February  8, 2007,  between
            U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-KS1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.5      Cap  Confirmation,  dated as of  February  8, 2007,  between
            U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-KS1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.6      Class A  Corridor  Confirmation,  dated  as of  February  8,
            2007, between U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-KS1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.7      Class M/Class B Corridor Confirmation,  dated as of February
            8, 2007, between U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-KS1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.8      ISDA  Master   Agreement,   ISDA   Schedule  to  the  Master
            Agreement and ISDA Credit Support Annex to the Schedule to the ISDA Master Agreement, all dated as of February 8, 2007, between U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-KS1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 99.1      November 2007 Monthly Statement to Certificateholders


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  November 26, 2007



                              RASC Series 2007-KS1 Trust
                              (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                   as Master Servicer


                                    By:  /s/ Darsi Meyer
                                           Name:   Darsi Meyer
                                           Title:  Director



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             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS


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